Acquisition of aircraft	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Acquisition of aircraft
(34)	Acquisition of aircraft

In accordance with the agreements in effect, future commitments related to the acquisition of aircraft and engines are as follows:

	Order	Options	Delivery
Airbus (Family A320) (1)	111	—	2019-2028
Boeing 787- 8/9 (2)	3	9	2019
Engines (3)	3	—	2019-2020

(1)

On December 2017, the Group signed two Assignment, Assumption and Release Agreement, one assigning 5 A-320 family aircraft to Muisca Aviation Limited and other assigning 4 A-320 family aircraft to Tejo Aviation Limited. Under the terms of these agreements to acquire Airbus aircraft, the Group must make pre delivery payments to Airbus on predetermined dates.

(2)

On September 2017, the Company signed an amendment to convert three 787-8 into 787-9 with deliveries scheduled in 2019. Additionally, on July 2017 the Company exercised a purchase option of one 787-8 with delivery scheduled in 2018.

(3)	The Group has 3 firm orders with CFM for the acquisition of LEAP-1A engines, whose deliveries are scheduled between 2019 and 2020.

On November 2017, the Company signed two Aircraft Sale and Purchase Agreement between Transasia Airways Corporation and Avianca. Each agreement for 1 A330-300 aircraft with delivery dates January 2018. On January 2018, the Company signed two Aircraft Sale and Purchase Agreement, one between V Air Corporation and Avianca, and other between Transasia Airways Corporation and Avianca. Each agreement for 1 A321-200 aircraft with delivery dates March 2018.

The value of the final purchase orders is based on the aircraft price list (excluding discounts and contractual credits granted by the manufacturers) and including estimated incremental costs, commitments acquired with manufacturers for the purchase of aircraft and advance payments are summarized below. Advance payments are subsequently applied to aircraft acquisition commitments.

	Year one	Year two	Year three	Year four	Thereafter	Total
Advance payments	$223,071	$237,970	$205,594	$210,735	$380,559	$1,257,929
Aircraft acquisition commitments	$981,054	$2,123,295	$2,407,313	$2,162,148	$6,831,519	$14,505,329

In line with Avianca Holdings S.A.’s initiatives directed towards enhancing profitability, achieving a leaner capital structure as well as reducing the current levels of debt, in March 2019 the Group negotiated cancellation of 17 aircraft and a significant reduction of its scheduled aircraft deliveries in 2019, 2020, 2021 and 2022 and changes some aircraft type both, upgrades and downgrades with Airbus SAS with deliveries scheduled between 2019 and 2028.

	Year one	Year two	Year three	Year four	Thereafter	Total
Advance payments	$31,048	$51,502	$93,211	$222,771	$784,572	$1,183,104
Aircraft acquisition commitments	$14,874	$288,716	$534,304	$135,783	$7,076,164	$8,049,841

The Group plans to finance the acquisition of the commitments acquired with the resources generated by the Group and the financial operations that can be formalized with financial entities and aircraft leasing companies.